Capital Growth Portfolio
Schedule of Investments (unaudited)
As of September 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.7%)
Communication Services (6.0%)
*	Alphabet Inc. Class A	287,000	37,557
*	Alphabet Inc. Class C	167,400	22,072
*	Baidu Inc. ADR	125,600	16,874
	Activision Blizzard Inc.	91,300	8,549
*	Walt Disney Co.	92,300	7,481
*	Charter Communications Inc. Class A	5,400	2,375
*	Meta Platforms Inc. Class A	6,100	1,831
			96,739
Consumer Discretionary (10.5%)
*	Tesla Inc.	147,400	36,883
	Sony Group Corp. ADR	322,400	26,569
	Ross Stores Inc.	182,800	20,647
*	Alibaba Group Holding Ltd. ADR	233,100	20,219
	TJX Cos. Inc.	192,500	17,109
*	Mattel Inc.	615,200	13,553
*	Amazon.com Inc.	82,800	10,526
	Whirlpool Corp.	70,900	9,479
*	Royal Caribbean Cruises Ltd.	62,900	5,796
	Bath & Body Works Inc.	91,100	3,079
*	Flutter Entertainment plc (XDUB)	11,100	1,806
	Marriott International Inc. Class A	8,400	1,651
	eBay Inc.	35,400	1,561
	Hilton Worldwide Holdings Inc.	10,000	1,502
	Restaurant Brands International Inc.	20,000	1,332
			171,712
Consumer Staples (0.2%)
*	Dollar Tree Inc.	14,800	1,575
	Sysco Corp.	22,900	1,513
			3,088
Energy (2.3%)
	Hess Corp.	124,400	19,033
	Pioneer Natural Resources Co.	53,800	12,350
	EOG Resources Inc.	32,700	4,145
*	Transocean Ltd. (XNYS)	278,100	2,283
			37,811
Financials (6.0%)
	Wells Fargo & Co.	684,100	27,952
	Marsh & McLennan Cos. Inc.	73,900	14,063
	JPMorgan Chase & Co.	90,000	13,052
	Visa Inc. Class A	51,800	11,915
	Raymond James Financial Inc.	96,350	9,676

		Shares	Market Value ($000)
	Bank of America Corp.	212,200	5,810
	Progressive Corp.	21,100	2,939
	Fidelity National Information Services Inc.	49,000	2,708
	Charles Schwab Corp.	44,200	2,427
	Mastercard Inc. Class A	4,700	1,861
	CME Group Inc.	8,500	1,702
	Northern Trust Corp.	22,300	1,549
*	PayPal Holdings Inc.	24,000	1,403
	Citigroup Inc.	31,700	1,304
			98,361
Health Care (31.1%)
	Eli Lilly & Co.	334,571	179,708
	Amgen Inc.	215,371	57,883
*	Biogen Inc.	222,400	57,159
	AstraZeneca plc ADR	639,600	43,314
*	Boston Scientific Corp.	640,902	33,840
	Novartis AG ADR	224,450	22,863
	Thermo Fisher Scientific Inc.	44,900	22,727
	Bristol-Myers Squibb Co.	279,900	16,245
*	BioMarin Pharmaceutical Inc.	166,900	14,767
	Roche Holding AG	40,007	10,922
	GSK plc ADR	213,400	7,736
	Abbott Laboratories	63,900	6,189
*	BeiGene Ltd. ADR	34,000	6,116
*	Seagen Inc.	26,200	5,558
	Zimmer Biomet Holdings Inc.	45,500	5,106
	CVS Health Corp.	62,400	4,357
*	Elanco Animal Health Inc. (XNYS)	340,416	3,826
	Medtronic plc	31,300	2,453
	Stryker Corp.	8,400	2,295
	Agilent Technologies Inc.	20,000	2,236
*	IQVIA Holdings Inc.	10,200	2,007
			507,307
Industrials (12.3%)
	FedEx Corp.	211,300	55,978
	Siemens AG (Registered)	190,334	27,200
	Southwest Airlines Co.	646,650	17,505
	Airbus SE	111,954	14,985
*	United Airlines Holdings Inc.	309,900	13,109
	Caterpillar Inc.	40,900	11,166
	Delta Air Lines Inc.	254,800	9,428
	Union Pacific Corp.	41,900	8,532
	United Parcel Service Inc. Class B (XNYS)	45,650	7,115
*	American Airlines Group Inc.	535,000	6,853
*	TransDigm Group Inc.	7,450	6,281
	Textron Inc.	77,100	6,025
	Carrier Global Corp.	73,800	4,074
*	Alaska Air Group Inc.	108,100	4,008
	CSX Corp.	77,700	2,389
	General Dynamics Corp.	10,700	2,364
	JB Hunt Transport Services Inc.	12,100	2,281
	Otis Worldwide Corp.	21,250	1,707
			201,000
Information Technology (26.1%)
*	Adobe Inc.	107,000	54,559
	Microsoft Corp.	155,200	49,004
	Texas Instruments Inc.	271,800	43,219

		Shares	Market Value ($000)
	KLA Corp.	89,800	41,188
	Micron Technology Inc.	572,700	38,961
	Intel Corp.	1,034,900	36,791
	Oracle Corp.	219,200	23,218
	NVIDIA Corp.	48,400	21,053
	Intuit Inc.	32,300	16,503
	NetApp Inc.	207,800	15,768
*	Splunk Inc.	88,300	12,914
	Analog Devices Inc.	65,600	11,486
	QUALCOMM Inc.	88,000	9,773
	HP Inc.	362,350	9,312
	Hewlett Packard Enterprise Co.	466,950	8,111
	Apple Inc.	37,800	6,472
	Cisco Systems Inc.	117,600	6,322
	Telefonaktiebolaget LM Ericsson ADR	1,085,700	5,276
	Entegris Inc.	51,300	4,817
	Applied Materials Inc.	31,800	4,403
	Corning Inc.	96,250	2,933
*	Palo Alto Networks Inc.	7,800	1,829
*	Autodesk Inc.	5,900	1,221
*	BlackBerry Ltd.	148,000	697
			425,830
Materials (1.2%)
	Albemarle Corp.	26,100	4,438
	Glencore plc	702,066	3,998
	DuPont de Nemours Inc.	38,566	2,877
	Freeport-McMoRan Inc.	65,500	2,442
	Linde plc	6,300	2,346
	Corteva Inc.	30,700	1,571
	Dow Inc.	18,066	931
			18,603
Total Common Stocks (Cost $936,904)			1,560,451
Temporary Cash Investments (4.3%)
Money Market Fund (4.3%)
[1]	Vanguard Market Liquidity Fund, 5.391% (Cost $69,250)	692,537	69,247
Total Investments (100.0%) (Cost $1,006,154)			1,629,698
Other Assets and Liabilities—Net (0.0%)			457
Net Assets (100%)			1,630,155
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,501,540	58,911	—	1,560,451
Temporary Cash Investments	69,247	—	—	69,247
Total	1,570,787	58,911	—	1,629,698